33. ENVIRONMENT (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 CLP ($)
DisclosureOfEnvironmentLineItems [Line Items]
Environmental expense	$ 1,459,828
Viña Concha y Toro
DisclosureOfEnvironmentLineItems [Line Items]
Environmental expense	$ 1,459,828